FINANCIAL ITEMS - Schedule of Finance Income Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Interest income from cash and cash equivalents, including restricted cash	$ 14,200	$ 4,000	$ 200
Other financial income	100	0	0
Total	14,259	4,037	241
Financial expenses
Interest expenses on borrowings	55,600	48,500	40,000
Financial expenses arising from lease liabilities regarding right-of-use assets	500	200	300
Exchange rate adjustments, including loss from forward exchange rate contracts	400	500	500
Commitment fee	1,300	600	1,100
Amortization of interest rate swaps	2,200	2,400	1,400
Ineffectiveness on interest rate swaps	2,400	3,600	1,200
Other financial expenses	3,300	200	300
Total	60,858	48,793	42,382
Total financial items	$ (46,600)	$ (44,800)	$ (42,200)